UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22611

Equity Long/Short Opportunities Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert D. DiCarlo,

President

Equity Long/Short Opportunities Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

EQUITY LONG/SHORT OPPORTUNITIES FUND

TABLE OF CONTENTS

2	STATEMENT OF ASSETS AND LIABILITIES

3	SCHEDULE OF INVESTMENTS

4	STATEMENT OF OPERATIONS

5	STATEMENTS OF CHANGES IN NET ASSETS

6	STATEMENT OF CASH FLOWS

7	FINANICAL HIGHLIGHTS

8	NOTES TO THE FINANCIAL STATEMENTS

12	FOR MORE INFORMATION

NOT FDIC INSURED
May lose value/No bank guarantee

SEMIANNUAL REPORT 1 EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2018 (UNAUDITED)

Rounded to thousands, except per unit data
ASSETS:
Cash and cash equivalents(1)	$639,000
Receivables for investments in Sub-Funds sold	11,556,000
Receivable for dividends on cash equivalents	1,000
Receivable from Investment Manager	314,000
Prepaid and other assets	5,000
Total Assets	12,515,000

LIABILITIES:
Payable for fund units redeemed	52,000
Payable to affiliates:
Investment management fees	110,000
Administration fees and expenses	2,000
Custody and accounting fees	2,000
Trustees fees and expenses	10,000
Other accrued liabilities	283,000
Total Liabilities	459,000

Net Assets	$12,056,000

ANALYSIS OF NET ASSETS:
Net Capital	$(16,354,000)
Accumulated net investment loss	(12,711,000)
Accumulated undistributed net realized gain	41,121,000
Net Assets	$12,056,000

Units Outstanding (unlimited authorization)	858,000
Net Asset Value, Per Unit	$14.05

(1)	Amount is invested in Northern Institutional Funds - U.S. Government Portfolio, an affiliated Portfolio.

See Notes to the Financial Statements.

EQUITY LONG/SHORT OPPORTUNITIES FUND 2 SEMIANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 5.3%
Northern Institutional Funds - U.S. Government Portfolio, 1.87%(1),(2)	639,000	$639,000

Total Cash Equivalent (Cost $639,000)		$639,000

TOTAL INVESTMENTS – 5.3% (Cost $639,000)		$639,000
Other Assets less Liabilities – 94.7%		11,417,000

NET ASSETS – 100.0%		$12,056,000

(1)

Investment in affiliated Portfolio. 50 South Capital Advisors, LLC is the investment adviser to the Fund and Northern Trust Investments, Inc. is the investment adviser to the Northern Institutional Funds - U.S. Government Portfolio. 50 South Capital Advisors, LLC and Northern Trust Investments, Inc. are affiliates of Northern Trust Corporation.

(2)	7-day simple yield as of September 30, 2018 is disclosed.

Percentages shown are based on net assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The Fund’s investment in the Northern Institutional Funds - U.S. Government Portfolio is valued using Level 1 inputs. All other Sub-Funds’ values were measured using the net asset value per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. See Note 8 in the Notes to the Financial Statements for further risk and liquidity information of the Fund’s underlying investments by major category.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 based on levels assigned to the securities on March 31, 2018.

See Notes to the Financial Statements.

SEMIANNUAL REPORT 3 EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

Rounded to thousands
INVESTMENT INCOME:
Dividend income from investments in affiliates	$85,000
Total Investment Income	85,000

EXPENSES:
Investment management fees	110,000
Administration fees and expenses	9,000
Custody and accounting fees	16,000
Transfer agent fees and expenses	1,000
Registration fees	2,000
Audit and tax fees	62,000
Legal fees	214,000
Printing fees	9,000
Trustee fees and expenses	26,000
Other	4,000
Total Expenses	453,000
Less expenses reimbursed by investment manager	(376,000)
Total Net Expenses	77,000

Net Investment Income	8,000

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,108,000
Net change in unrealized depreciation on investments	(1,593,000)
Net Gain on Investments	515,000

Net Increase in Net Assets Resulting from Operations	$523,000

See Notes to the Financial Statements.

EQUITY LONG/SHORT OPPORTUNITIES FUND 4 SEMIANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

Rounded to thousands	SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2018
OPERATIONS:
Net investment income (loss)	$8,000	$(1,837,000)
Net realized gain on investments	2,108,000	24,293,000
Net change in unrealized depreciation on investments	(1,593,000)	(17,817,000)
Net Increase in Net Assets Resulting from Operations	523,000	4,639,000

UNIT TRANSACTIONS:
Capital Subscriptions (0 and 72,000 Units, respectively)	—	986,000
Capital Redemptions (876,000 and 9,506,000 Units, respectively)	(12,252,000)	(128,184,000)
Net Decrease in Net Assets Resulting from Capital Transactions	(12,252,000)	(127,198,000)

Total Decrease in Net Assets	(11,729,000)	(122,559,000)
NET ASSETS:
Beginning of Period (1,734,000 Units)	23,785,000	146,344,000
End of Period (858,000 Units)	$12,056,000	$23,785,000

Accumulated Net Investment Loss	$(12,711,000)	$(12,719,000)

See Notes to the Financial Statements.

SEMIANNUAL REPORT 5 EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

STATEMENT OF CASH FLOWS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

Rounded to thousands
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations	$523,000
Adjustments to reconcile net increase in net assets from operations to net cash flow provided by operating activities:
Proceeds from disposition of Sub-Funds	28,023,000
Net realized gain on investments	(2,108,000)
Net change in unrealized (appreciation) depreciation on investments	1,593,000
Changes in operating assets and liabilities:
Decrease in receivable for dividends	56,000
Increase in receivable from Investment Manager	(104,000)
Increase in prepaid and other assets	(4,000)
Decrease in investment management fees payable	(182,000)
Decrease in administration fees and expenses payable	(6,000)
Decrease in custody and accounting fees payable	(1,000)
Decrease in transfer agent fees and expenses payable	(1,000)
Increase in trustees fees and expenses payable	10,000
Increase in other accrued liabilities	95,000
Net cash flow provided by operating activities	27,894,000

CASH FLOWS FROM FINANCING ACTIVITIES
Capital redemptions	(83,712,000)
Net cash flow used in financing activities	(83,712,000)

NET DECREASE IN CASH AND CASH EQUIVALENTS	(55,818,000)
Cash and Cash Equivalents–Beginning of Period(1)	56,457,000
Cash and Cash Equivalents–End of Period(1)	$639,000

(1)	Amount is invested in Northern Institutional Funds - U.S. Government Portfolio, an affiliated Portfolio.

See Notes to the Financial Statements.

EQUITY LONG/SHORT OPPORTUNITIES FUND 6 SEMIANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected per unit data	SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)(1)	YEAR ENDED MARCH 31, 2018(1)		YEAR ENDED MARCH 31, 2017(1)		YEAR ENDED MARCH 31, 2016(1)		YEAR ENDED MARCH 31, 2015(1)		YEAR ENDED MARCH 31, 2014(1)
Net Asset Value, Beginning of Period	$13.72	$13.10		$12.26		$13.24		$12.32		$11.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	— (2)	(0.20)		(0.22)		(0.24)		(0.25)		(0.24)
Net realized and unrealized gains (losses)	0.33	0.82		1.06		(0.74)		1.17		1.56
UNIT TRANSACTIONS:
Capital redemptions	—	—	(2),(3)	—	(2),(3)	—		—		—
Total from Investment Operations and Unit Transactions	0.33	0.62		0.84		(0.98)		0.92		1.32

Net Asset Value, End of Period	$14.05	$13.72		$13.10		$12.26		$13.24		$12.32

Total Return(4)	2.55%	4.73%		6.85%		(7.40)%		7.47%		12.00%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, rounded to thousands, end of period	$12,056,000	$23,785,000		$146,344,000		$146,001,000		$125,512,000		$98,912,000
Ratio to average net assets of:(5)
Expenses, net of reimbursements(6)	0.88%	1.67	%(7),(8)	1.71	%(7),(8)	1.80	%(7),(8)	1.98	%(7)	2.02	%(7)
Expenses, before reimbursements(6)	3.90%	1.85	%(8)	1.71	%(8)	1.80	%(8)	1.98%		2.02%
Net investment income (loss), net of reimbursements	0.09%	(1.55	)%(7)	(1.71	)%(7)	(1.80	)%(7)	(1.98	)%(7)	(2.02	)%(7)
Net investment loss, before reimbursements	(2.93)%	(1.73)%		(1.71)%		(1.80)%		(1.98)%		(2.02)%
Portfolio Turnover Rate(9)	0.00%	24.92%		22.93%		10.60%		24.25%		34.96%

(1)	Per unit information is calculated using the average units outstanding method.
(2)	Amount is less than $0.005.
(3)	Amount relates to early withdrawal charge.
(4)

Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at net asset value at the end of the period. An investor’s return may vary from these returns based on the timing of capital transactions. Total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.
(6)

The computation of such ratios based on the amount of expenses assessed to an investor’s capital may vary from these ratios based on the timing of capital transactions. These ratios do not include the expenses of the Sub-Funds.

(7)

The net expense and net investment loss ratios include an additional reimbursement on advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $17,000, $2,000, $3,000, $1,000 and $2,000, which represent less than 0.01 percent of average net assets for the fiscal year ended March 31, 2018 and which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2017, 2016, 2015 and 2014, respectively. Absent the additional reimbursement, expense reimbursement would have been decreased and net investment loss and net expenses increased by a corresponding amount.

(8)

The expense ratios include interest expense of approximately $28,000, $19,000 and $8,000, which represent approximately 0.02, 0.01 and 0.01 percent of average net assets for the fiscal years ended March 31, 2018, 2017 and 2016, respectively.

(9)	Portfolio turnover rate includes initial and additional investments in Sub-Funds, as well as partial and full withdrawals from Sub-Funds.

See Notes to the Financial Statements.

SEMIANNUAL REPORT 7 EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Equity Long/Short Opportunities Fund (the “Fund”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to achieve attractive risk-adjusted returns through investments in an equity long/short focused portfolio of assets. The Fund operates as a “Fund-of-Funds” investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the “Sub-Funds”) managed by investment advisers selected by the Fund’s investment manager. The Fund seeks to provide investors with exposure to alternative investment strategies by investing in Sub-Funds that invest in a broad range of markets and instruments, using a focused selection of investment styles.

At meetings held on December 18, 2017, and January 10, 2018, the Board of Trustees of the Fund (the “Board”) met to consider the liquidation of the Fund and on January 10, 2018, approved the liquidation and dissolution of the Fund, subject to approval of an Agreement and Plan of Liquidation and Dissolution (the “Plan”) by unitholders of the Fund. At a special meeting of unitholders of the Fund on March 27, 2018 (the “Special Meeting”), the unitholders voted to approve the Plan previously adopted by the Board pursuant to which the Fund will be liquidated and dissolved. Effective December 18, 2017, the Fund closed to new unitholders and unitholders’ respective interests in the Fund’s assets are no longer transferable.

Following the Board’s approval of the Plan and in anticipation of unitholder approval at the Special Meeting, 50 South Capital Advisors, LLC (“50 South”) began seeking to redeem from certain Sub-Funds. As of March 27, 2018, the effective date of the Plan (the “Effective Date”), the Fund is restricted to the holding, disposition and collection of the assets and the distribution thereof and the payment of or provision for the liabilities of the Fund, for the purposes set forth in the Plan. The Fund may hold its cash in high-quality, short-term investments to preserve the value of such cash pending its distribution to investors.

The Fund paid liquidating distributions of approximately $12,252,000 during the six months ended September 30, 2018. The remainder of the Fund’s assets will be distributed through liquidating distributions as the Fund receives redemption proceeds from Sub-Funds, and, therefore, timing and amounts of future liquidating distributions are subject to change based on Sub-Fund manager liquidity and the performance of the underlying Sub-Fund. Such redemption proceeds, if any, will generally be received quarterly, and, therefore, on a quarterly basis the Fund expects to pay a liquidating distribution to the extent that the Fund has material amounts of cash to distribute from redemption proceeds received in such quarter. The Fund expects to pay a final liquidating distribution on or around June 30, 2019, after receiving final redemption proceeds from the Sub-Funds and following the completion of the Sub-Funds’ audits for 2018.

Prior to December 18, 2017, U.S. tax-exempt investors and non-U.S. investors could not invest directly in the Fund, but rather invested in one of the two following “Feeder Funds,” both of which invested substantially all of their assets in the Fund: (1) Equity Long/Short Opportunities Feeder Fund, Q.P., which was open to U.S. tax-exempt investors and non-U.S. investors that are both Accredited Investors and Qualified Purchasers (as such terms are defined in Regulation D under the Securities Act of 1933, as amended and Section 2(a)(51) of the 1940 Act, respectively) or (2) Equity Long/Short Opportunities Feeder Fund, which was open to U.S. tax-exempt investors and non-U.S. investors that are Accredited Investors, but not Qualified Purchasers.

50 South serves as the Fund’s investment manager. 50 South is a wholly owned direct subsidiary of Northern Trust Corporation (“NTC”), and is registered with the U.S. Securities and Exchange Commission as an investment adviser.

The Northern Trust Company (“Northern Trust”), a subsidiary of NTC, is the custodian, fund accountant, transfer agent and administrator of the Fund.

Northern Trust Securities, Inc., (“NTSI”), a subsidiary of NTC, serves as the placement agent for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is defined as a non-diversified closed-end management investment company in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments in Sub-Funds are valued at fair value, as determined by 50 South, pursuant to delegation from the Board. The Board has delegated the responsibility of determining the valuation of the Fund’s Sub-Funds to the 50 South Pricing Committee for the Funds (the “Pricing Committee”), subject to oversight by the Board. The Pricing Committee consists of representatives from 50 South and Northern Trust Investments, Inc., (“NTI”) as recommended to, and approved by, the Board.

EQUITY LONG/SHORT OPPORTUNITIES FUND 8 SEMIANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

SEPTEMBER 30, 2018 (UNAUDITED)

In determining the month-end fair value of each investment in a Sub-Fund, the Pricing Committee considers the estimated net asset value (“NAV”) of such Sub-Fund provided to the Fund by the Sub-Fund, or its equivalent, such as ownership interest in partners’ capital or members’ capital of the Sub-Fund as of the reporting date as a practical expedient for fair value, as well as any other considerations identified that may increase or decrease such estimated fair value. In addition, each Sub-Fund’s NAV is monitored for conformity with U.S. GAAP through monthly reviews of the values of the underlying investments held by each Sub-Fund (when the Sub-Fund’s underlying investments are identified to the Pricing Committee, either directly or through a third-party pricing vendor), through operational due diligence performed prior to investing in a Sub-Fund and continually through the review of each Sub-Fund’s audited financial statements. If a Sub-Fund’s NAV is not available or a Sub-Fund’s NAV is determined not to be reasonable based on the Pricing Committee’s evaluation, the Pricing Committee will make the final determination of the fair value of a Sub-Fund. In making its determination, the Pricing Committee is authorized to consider factors that it deems appropriate to the determination of the fair value of the Sub-Fund. Such factors may include, but are not limited to, the following: changes in the equity and fixed income markets; type of Sub-Fund (i.e., strategy); current financial position of the Sub-Fund; cost of the investment; and news events. Accordingly, because of the inherent uncertainty of these valuations, these estimated fair values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material.

50 South continually monitors markets and the investment managers of the Sub-Funds. 50 South is responsible for notifying the Pricing Committee if the markets and/or a Sub-Fund’s manager’s circumstances relevant to the valuation of the fair valued Sub-Fund change materially.

The Fund’s cash equivalent investment, which is comprised of an investment in Northern Institutional Funds - U.S. Government Portfolio (the “Portfolio”), an open-ended investment company that is advised by NTI, is valued at its NAV.

B) CASH AND CASH EQUIVALENTS The Fund treats all financial instruments with original maturities of three months or less as cash equivalents. Cash and cash equivalents held in the Fund are shown on the accompanying Schedule of Investments. The Fund currently invests uninvested cash in the Portfolio. See Note 3 for more information about the Portfolio.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income and expenses are recognized on an accrual basis. The

Fund does not currently intend to make any income and capital gain distributions. The interest rate reflected in the Schedule of Investments represents the seven-day yield for money market funds.

D) FEES AND EXPENSES The Fund is responsible for paying administrative and operating expenses. In addition, the Fund is responsible for paying the operating expenses of the Feeder Funds.

The Fund is also responsible for fees payable by the Sub-Funds to their respective advisers (collectively, the “Advisory Fees”) in proportion to the Fund’s investments in the Sub-Funds. The Advisory Fees will vary, but they will typically consist of a management (asset-based) fee and an incentive fee. Management fees typically range between 1% and 2% of a Sub-Fund’s net asset value per year, and incentive fees range between 10% and 35% of the Sub-Fund’s net new profits. These Advisory Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in the Statement of Operations.

All expenses of the Fund incurred in carrying out the Plan (“Liquidation Expenses”) shall be borne or reimbursed by 50 South. Liquidation Expenses include (i) the cost of preparing the Plan, (ii) proxy solicitation costs, (iii) expenses of holding the special meeting of unitholders (including any adjournments, postponements or delays thereof), (iv) related accounting and legal fees and expenses (including fees and expenses of counsel to the independent trustees, (v) “tail insurance” fees and (vi) other extraordinary expenses incurred in carrying out this Plan, other than portfolio transaction expenses (including brokerage and trading costs and redemption fees), if any, and litigation or indemnification expenses. As of September 30, 2018, liquidation expenses of $130,000 are included in “Legal Fees” on the Statement of Operations. Such amounts will be reimbursed by 50 South and are also included in “Less Expenses Reimbursed by Investment Manager” on the Statement of Operations. In addition to the Liquidation Expenses, the Fund estimates it will incur approximately $444,000 of normal operating expenses through the duration of the Plan. These are subject to the expense limitations discussed in Note 3. It is estimated that 50 South will reimburse the Fund for approximately $419,000 of these expenses.

E) FEDERAL INCOME TAXES The Fund operates, and has elected to be treated, as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each unitholder is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

As of March 31, 2018, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns filed for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

SEMIANNUAL REPORT 9 EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued

3. RELATED PARTY, INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, 50 South is entitled to receive a 1.25% per annum fee of the Fund’s NAV, payable quarterly in arrears, calculated as of the last business day of each calendar quarter. Pursuant to a written waiver agreement, 50 South agreed to waive the management fee with respect to assets of the Fund held in cash during the first quarter of 2018 and to waive all management fees after March 31, 2018. This reimbursement is included on the Statement of Operations as “Less Expenses Reimbursed by Investment Manager”. 50 South has also agreed to reimburse the Fund for all operating expenses, exclusive of management, administration, custody, transfer agent fees, interest expense and Sub-Fund fees and expenses, that exceed 0.60% per annum of the Fund’s NAV. There was a reimbursement of expenses of $238,000 for the six months ended September 30, 2018.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a 0.01% per annum fee of the Fund’s NAV, payable monthly in arrears, calculated as of the last business day of each month.

For compensation as custodian and fund accountant, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Fund has an administration agreement with Northern Trust for certain administrative services. Pursuant to the administration agreement with the Fund, Northern Trust, as administrator, is entitled to receive a 0.10% per annum fee of the Fund’s NAV payable monthly in arrears calculated as of the last business day of each month.

50 South has agreed to reimburse the Fund for all administration, custody and transfer agent fees that exceed 0.20% per annum of the Fund’s NAV. There was a reimbursement of expenses of $8,000 for the six months ended September 30, 2018.

Prior to December 18, 2017, NTSI solicited subscriptions for Common Units (as defined below) on a “best efforts” basis. The Fund did not pay a placement fee to NTSI and common unitholders did not pay any sales charges or servicing fees.

As of September 30, 2018, 50 South’s investment in the Fund was approximately $1,000 (less than 1% of net assets).

The Fund currently invests uninvested cash in the Portfolio. The Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the management fee (which reflects a combined fee for advisory and administrative services), transfer agency and custody fees that the

Portfolio pays to NTI and/or its affiliates. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, 50 South has agreed to reimburse the Fund in an amount equal to the portion of the management fee attributable to advisory services paid by the Fund as a result of its investments in the Portfolio. This reimbursement is included on the Statement of Operations as “Less expenses reimbursed by investment manager.”

4. CAPITAL TRANSACTIONS

Prior to December 18, 2017, the Fund offered common interests (“Common Units”) in a private placement to qualified investors that are Accredited Investors. Common Units were offered monthly. The minimum subscription per investor was $50,000, subject to waiver or modification by 50 South in its sole discretion. Subscriptions were payable in full at the time an investor returned a completed subscription agreement, which had to be at least three business days before the month-end valuation. The net asset value of the Fund is equal to the estimated value of its total assets, minus the estimated sum of its total liabilities, as of the pertinent valuation date. Although common unitholders did not have the right to redeem their Common Units, at the discretion of the Board, and subject to its overall fiduciary duties to all unitholders, the Board intended to make quarterly tender offers for its Common Units at the NAV as of the applicable tender date. The minimum amount of Common Units that may have been tendered was equal to $20,000. When a Common Unitholder chose to tender their units, such tender must have been in writing and must have been received by the Fund, as set forth in the notice of such tender offer, within approximately 20 business days from the commencement of such quarterly tender offer. The Fund was authorized to issue preferred units, although none have been offered as of September 30, 2018. Prior to December 18, 2017, Common Units of the Fund were subject to an early withdrawal charge of 2.00% payable to the Fund if repurchased by the Fund within 12 months of initial investment.

There were early withdrawal charges of approximately $0 and $10,000 for the six months ended September 30, 2018 and fiscal year ended March 31, 2018, respectively. These amounts are included in Capital Redemptions on the Statement of Changes in Net Assets and are allocated to investors based on their pro rata share of the Fund per the Fund Agreement.

5. INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $0 and proceeds from sales of Sub-Funds of $18,197,000 (excluding short-term investments) for the six months ended September 30, 2018.

EQUITY LONG/SHORT OPPORTUNITIES FUND 10 SEMIANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

SEPTEMBER 30, 2018 (UNAUDITED)

6. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2018, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
	Northern Institutional Funds - U.S. Government Portfolio	$56,457	$7,116	$(62,934)	$—	$—	$85	$639	639

7. NET ASSETS

The net assets of the Fund are determined as of the last business day of each calendar month.

8. BOARD OF TRUSTEES

Each member of the Board (each, a “Trustee”) who is not an “interested person” of the Fund, as defined in the 1940 Act, receives an annual retainer of $5,000.

At September 30, 2018, there were four Trustees, three of whom were not “interested persons” of the Fund.

The Fund reimburses those Trustees who are not “interested persons” of the Fund for all reasonable out-of-pocket expenses they incur in performing their duties.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that, other than the item noted below, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

On November 20, 2018, the Fund paid a liquidating distribution of $10,800,000.

SEMIANNUAL REPORT 11 EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s web site at sec.gov. You may also obtain a copy at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record, for the 12-month period ended June 30 are available, without charge, upon request, by contacting the investment manager at 800-595-9111 or by visiting the SEC’s web site at sec.gov.

EQUITY LONG/SHORT OPPORTUNITIES FUND 12 SEMIANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for the reporting period.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for the reporting period.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activities during its most recent fiscal year.

Item 13. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	No written solicitations to purchase securities pursuant to Rule 23c-1 under the 1940 Act were sent or delivered during the period covered by this report by or on behalf of the registrant.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Equity Long/Short Opportunities Fund

By:	/s/ Robert D. DiCarlo
Robert D. DiCarlo, President
(Principal Executive Officer)

Date: December 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert D. DiCarlo
Robert D. DiCarlo, President
(Principal Executive Officer)

Date: December 6, 2018

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date: December 6, 2018